                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-8047

                             SCUDDER YIELDWISE FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                222 South Riverside Plaza Chicago, Illinois 60606
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        7/31

Date of reporting period:       01/31/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder YieldWise Funds

Scudder YieldWise Money Fund

Scudder YieldWise Government & Agency Money Fund

Scudder YieldWise Municipal Money Fund

Semiannual Report to Shareholders

January 31, 2005

Contents

Click Here Performance Summary

Click Here Information About Each Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary January 31, 2005

Scudder YieldWise Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

The 7-day current yield reflects a partial fee waiver. Without this fee waiver the 7-day current yield would have been 1.84% as of January 31, 2005.

Yield Comparison
[] Fund Yield [] First Tier Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Money Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Money Market Instrument Fund Category as of 1/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	82	of	389	22
3-Year	30	of	347	9
5-Year	17	of	302	6

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2005. The fund is compared to the Lipper Money Market Instrument Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder YieldWise Government & Agency Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

The 7-day current yield reflects a partial fee waiver. Without this fee waiver the 7-day current yield would have been 1.66% as of January 31, 2005.

Yield Comparison
[] Fund Yield [] Government & Agencies Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Government & Agency Money Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Government Money Market Fund Category as of 1/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	29	of	127	23
3-Year	8	of	117	7
5-Year	3	of	105	3

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2005. The fund is compared to the Lipper Government Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Scudder YieldWise Municipal Money Fund

All performance shown is historical and does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

The 7-day current yield reflects a partial fee waiver. Without this fee waiver the 7-day current yield would have been 1.23% as of January 31, 2005.

Yield Comparison
[] Fund Yield [] National Tax-Free Retail Money Fund Average

Weekly 7-Day Current Yield

Yields are historical, will fluctuate and do not guarantee future performance. Income may be subject to state and local taxes and the alternative minimum tax. Please call (800) 621-1048 for the Fund's most up-to-date performance.

Scudder YieldWise Municipal Money Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; — over 6 months; AMT Paper and Other Tax-Free Holdings.

7-day current yield is the annualized net investment income per share for the period shown. Gains or losses are not included.

Lipper Ranking — Tax-Exempt Money Market Fund Category as of 1/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	47	of	132	36
3-Year	15	of	118	12
5-Year	4	of	106	4

The Lipper Inc. ranking is based upon changes in net asset value with all dividends reinvested for the periods indicated as of 1/31/2005. The fund is compared to the Lipper Tax-Free Money Market Fund category. Rankings are historical and do not guarantee future performance.

Source: Lipper Inc.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended January 31, 2005.

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2005
Actual Fund Return	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Beginning Account Value 8/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/05	$ 1,006.60	$ 1,006.40	$ 1,004.70
Expenses Paid per $1,000*	$ 2.78	$ 2.73	$ 3.18
Hypothetical 5% Fund Return	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Beginning Account Value 8/1/04	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 1/31/05	$ 1,022.43	$ 1,022.48	$ 1,022.03
Expenses Paid per $1,000*	$ 2.80	$ 2.75	$ 3.21

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Scudder YieldWise Money Fund	.55%
Scudder YieldWise Government & Agency Money Fund	.54%
Scudder YieldWise Municipal Money Fund	.63%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Portfolio Managers Christine C. Haddad and Joseph Benevento discuss the market environment and the portfolio team's approach to managing Scudder YieldWise Funds during the most recent semiannual period ended January 31, 2005.

Q:  Will you discuss the market environment during the six-month period?

A:  The year 2004 began with positive economic momentum that carried over from 2003. US Gross Domestic Product (GDP) was a healthy 4% for the first quarter of 2004, but job growth, a leading indicator of the health of the US economy, remained weak. The Federal Reserve (the Fed) seemed as if it might hold short-term interest rates steady for all of last year, which would have kept money market interest rates at a low level. As we moved into the second quarter of 2004, however, the rate of job growth picked up substantially. The early April non-farm payroll report showing that 300,000 jobs had been added indicated that the economy was in full recovery, meaning that the Fed would begin to raise rates. It also indicated that the yield curve would steepen substantially, meaning that longer-term money market yields would move higher in relation to shorter-term yields.1

1 Yield Curve — a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as ``steep'' this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

With the job market back on track, the Fed raised short-term interest rates by 25 basis points (.25%) in June and at each of its four remaining meetings from July to December, to 2.25% on December 14, 2004. In the second half of the year, the US economic expansion displayed resiliency, maintaining a 4% growth rate while weathering a spike in oil prices up to $55 per barrel. One-year money market rates leveled off, as the market perceived that higher energy prices would dampen economic growth and lessen the need for the Fed to take action against inflation by hiking rates in a more aggressive fashion.

As we moved into the fourth quarter of 2004, inflationary pressures indeed began to take hold, and concern over the depreciation of the US dollar emerged as a financial market signal.2 However, the decisive conclusion to a tight presidential contest relieved much of the uncertainty that investors had felt at the start of the quarter. At the end of December, longer-term money market rates moved higher, reflecting a renewed confidence that the economy was on a firm footing and the Fed would continue to raise short-term interest rates at a "measured" pace. This reassured many investors that one-year money market rates would continue to move up in an orderly fashion. The one-year LIBOR rate, an industry standard for measuring one-year money market rates, closed 2004 at 3.10%, its highest level since March 2002.3 At the end of January, LIBOR stood at 3.26%.

2 A falling US dollar, caused by the US trade deficit, means that large foreign holders of US currency in the form of US Treasury securities may need to be compensated in the future with sharply higher interest rates to keep them from selling off their dollars in quantity and making foreign goods prohibitively expensive for US businesses and consumers. From time to time in recent months, a falling dollar has made some market participants more concerned that interest rates will spike.

3 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q:  How did the funds perform over the most recent semiannual period?

A:  For the period, the funds registered favorable performance and achieved their stated objective of seeking maximum current income consistent with stability of principal (in the case of the Municipal Money Fund, to provide maximum current income that is exempt from regular federal taxes to the extent consistent with stability of principal).

Q:  In light of market conditions during the period, what has been the strategy for Scudder YieldWise Money Fund?

A:  In the second quarter, as we stated above, one-year money market rates rose sharply in response to concerns that the Fed would raise short-term interest rates aggressively over the next 12 to 24 months. Our strategy was to substantially decrease average maturity in order to reduce risk, limiting our purchases to three-month maturity issues and shorter.4 As we moved into the third quarter and short-term rates stabilized, we continued to reduce the fund's weighted average maturity, believing that higher oil prices were a short-term phenomenon and that a subsequent retraction in oil prices would allow the economy to continue on a steady growth path. Thus, to reduce risk further, we adjusted average maturity downward in expectation of future Fed rate hikes. As the fourth quarter began, and the yield curve once again began to steepen, we moved the fund's weighted average maturity down to an average of 40 days. We believe the fund's current positioning is in line with the market's expectation of a steady series of fed funds rate hikes. It also positions the fund for a possible increase of inflationary pressures, which could mean faster and sharper short-term interest rate increases by the Fed.

4 Shorter-term securities are generally less risky than longer-term securities, and are therefore potentially more attractive in a difficult environment.

During the semiannual period, we maintained a significant allocation in floating-rate securities. The interest rate of floating-rate securities adjusts periodically based on indices such as LIBOR and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Our decision to increase the fund's allocation in this sector helped performance during the period.

Q:  What has been the strategy for Scudder YieldWise Government & Agency Money Fund?

A:  Many investors have been waiting out the Federal Reserve's well-telegraphed series of interest rate hikes, and this has resulted in a ``flight to quality'' into government money market securities. For this reason, Treasury bills and Agency securities have become more expensive, and we have therefore increased the fund's allocation in repurchase agreements.5 In addition, we have shortened the weighted average maturity of the fund as a precautionary measure given the rising rate environment. Going forward, we will continue to monitor economic and inflation indicators to determine the speed in which interest rates may rise.

5 Repurchase Agreements (Repos) — an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest bearing, short-term ``parking place'' for large sums of money.

Q:  What has been the strategy for Scudder YieldWise Municipal Money Fund?

A:  We continued to focus on the highest-quality investments for the Municipal Money Fund while seeking competitive yields across the municipal investment spectrum. During the period, the tax-free money markets were forced to adjust to dramatic changes in supply, due to (1) the $15 billion of supply from California's Revenue Anticipation Notes and Revenue Anticipation Warrants that had entered the market back in October 2003, followed by (2) the sudden withdrawal of this supply from the market last June as California refunded the $15 billion of short-term debt, issuing longer-term debt in its place. It took over a month for the markets, and tax-exempt interest rates, to adjust after this significant withdrawal of supply. (A severe short-term squeeze on supply tends to push prices of tax-exempt money market securities higher, and their yields significantly lower.) Though we were invested in essential-service (such as water resource/power supply-related) bonds from California agencies and counties over the period, we avoided adding new state of California issues because of the state's unsettled financial situation.

Another event that created a temporary imbalance in the tax-free money markets was Microsoft's $30 billion dividend paid in December 2004. Because of automated exchanges of some of this money from brokerage accounts into tax-free money market funds, this event created a surge in demand for floating-rate securities and put significant downward pressure on their yields. Eventually, year-end redemptions and new issuance brought supply and demand within the tax-exempt money market back into balance.

During the reporting period, we maintained a cautious stance by shifting the fund's weighted average maturity to an average of 29 days. The fund also has a targeted portfolio allocation of 75% of assets in floating-rate securities and 25% in fixed-rate instruments. Our decision to increase our floating-rate position helped performance during the period. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.6 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. In addition, we continued to focus on the highest-quality investments while seeking competitive yields. In particular, we emphasized essential-services revenue issues and what is known as enhanced paper, i.e., securities guaranteed by a third party such as a bank or insurance company.

6 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index comprising seven-day tax-exempt variable rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

Q:  What detracted from performance during the period?

A:  In December, we kept additional cash on hand — as we do each year — to meet any tax-related redemptions as well as investors' year-end liquidity needs. This detracted somewhat from yield and total return.

Q:  Will you describe your investment philosophy?

A:  We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary January 31, 2005

Scudder YieldWise Money Fund

Asset Allocation	1/31/05	7/31/04

Commercial Paper	46%	25%
US Government Sponsored Agencies+	16%	27%
Floating Rate Notes	14%	19%
Certificates of Deposit and Bank Notes	12%	15%
Funding Agreements	3%	—
Repurchase Agreements	8%	11%
Promissory Notes	1%	2%
Short-Term Notes	—	1%
	100%	100%

+ Not backed by the full faith and credit of the US Government

Weighted Average Maturity
Scudder YieldWise Money Fund	29 days	58 days
First Tier Retail Money Fund Average*	35 days	41 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Scudder YieldWise Government & Agency Money Fund

Asset Allocation	1/31/05	7/31/04

Agencies Not Backed by the Full Faith and Credit of the US Government	67%	66%
Repurchase Agreements	26%	21%
Backed by the Full Faith and Credit of the US Government	7%	13%
	100%	100%
Weighted Average Maturity
Scudder YieldWise Government & Agency Money Fund	23 days	56 days
Government & Agencies Retail Money Fund Average**	34 days	38 days

** The Fund is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Scudder YieldWise Municipal Money Fund

Asset Allocation	1/31/05	7/31/04

Municipal Investments	100%	100%
Weighted Average Maturity
Scudder YieldWise Municipal Money Fund	31 days	26 days
National Tax-Free Retail Money Fund Average***	32 days	32 days

*** The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation is subject to change. For more complete details about the Funds' holdings, see pages 16-26. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of each Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of Janaury 31, 2005 (Unaudited)

Scudder YieldWise Money Fund	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.3%
Bank of America NA, 2.48%, 3/23/2005	8,000,000	8,000,000
Credit Suisse First Boston, 2.34%, 2/3/2005	5,000,000	5,000,000
Natexis Banque Populaires, 2.3%, 3/22/2005	8,000,000	8,000,000
Toronto Dominion Bank, 2.505%, 5/27/2005	6,000,000	6,000,094
UniCredito Italiano SpA:
2.47%, 3/21/2005	5,000,000	5,000,000
2.5%, 3/22/2005	6,000,000	6,000,000
Total Certificates of Deposit and Bank Notes (Cost $38,000,094)		38,000,094

Commercial Paper** 46.3%
Apreco LLC, 2.49%, 3/15/2005	3,000,000	2,991,320
Barclays US Funding LLC, 2.25%, 2/14/2005	10,000,000	9,991,875
Cancara Asset Securitization LLC, 2.39%, 2/11/2005	10,000,000	9,993,361
CC (USA), Inc.:
1.93%, 2/28/2005	4,000,000	3,994,210
2.48%, 3/17/2005	8,000,000	7,975,849
CIT Group, Inc.:
2.24%, 2/1/2005	5,000,000	5,000,000
2.36%, 2/8/2005	7,000,000	6,996,788
Dorada Finance, Inc.:
2.42%, 2/25/2005	8,000,000	7,987,093
2.62%, 4/11/2005	4,000,000	3,979,990
General Electric Capital Services, Inc., 2.54%, 2/1/2005	5,000,000	5,000,000
Genworth Financial, Inc.:
2.37%, 2/8/2005	5,000,000	4,997,696
2.46%, 3/15/2005	8,000,000	7,977,133
Giro Funding US Corp.:
2.35%, 2/2/2005	6,000,000	5,999,609
2.4%, 2/11/2005	4,000,000	3,997,333
Goldman Sachs Group, Inc., 2.3%, 2/1/2005	10,000,000	10,000,000
Irish Life and Permanent PLC, 2.0%, 3/8/2005	5,000,000	4,990,278
K2 (USA) LLC, 2.01%, 2/28/2005	3,000,000	2,995,477
Ranger Funding Co., LLC, 2.44%, 2/17/2005	5,000,000	4,994,578
RWE AG:
2.35%, 2/7/2005	7,000,000	6,997,258
2.46%, 3/11/2005	5,000,000	4,987,069
2.5%, 3/14/2005	3,000,000	2,991,493
Scaldis Capital LLC, 2.44%, 2/18/2005	8,000,000	7,990,782
Toyota Motor Credit Corp., 2.35%, 2/4/2005	10,000,000	9,998,042
Total Commercial Paper (Cost $142,827,234)		142,827,234

Floating Rate Notes 13.9%
Barclays Bank PLC, 2.45%*, 3/24/2005	3,000,000	2,999,704
Canadian Imperial Bank of Commerce, 2.01%*, 6/8/2005	6,000,000	5,999,554
Credit Suisse First Boston, 2.46%*, 9/9/2005	5,000,000	5,000,706
Depfa Bank PLC, 2.47%*, 6/15/2005	3,000,000	3,000,000
General Electric Co., 2.743%*, 10/24/2005	5,000,000	5,001,923
International Business Machines Corp., 2.39%*, 12/8/2005	3,000,000	2,999,414
Lehman Brothers Holdings, Inc., 2.464%*, 4/21/2005	5,000,000	5,000,000
Morgan Stanley, 2.49%*, 2/18/2005	3,000,000	3,000,000
Tango Finance Corp., 2.37%*, 3/22/2005	10,000,000	9,999,931
Total Floating Rate Notes (Cost $43,001,232)		43,001,232

US Government Sponsored Agencies 16.2%
Federal Farm Credit Bank:
2.36%*, 6/13/2005	5,000,000	4,999,819
2.41%*, 1/17/2006	5,000,000	5,000,000
Federal Home Loan Bank, 1.5%, 3/8/2005	5,000,000	5,000,000
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005	3,000,000	3,000,000
2.55%*, 10/7/2005	25,000,000	25,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005	2,000,000	2,000,000
2.53%**, 4/4/2005	4,000,000	3,982,365
7.125%, 2/15/2005	1,000,000	1,002,012
Total US Government Sponsored Agencies (Cost $49,984,196)		49,984,196

Promissory Notes 1.3%
Goldman Sachs Group, Inc., 2.53%*, 5/26/2005 (Cost $4,000,000)	4,000,000	4,000,000

Funding Agreements 2.3%
New York Life Insurance Co., 2.5%, 9/20/2005 (Cost $7,000,000)	7,000,000	7,000,000
Repurchase Agreements 8.0%
Greenwich Capital Markets, 2.55%, dated 1/31/2005, to be repurchased at $20,001,417 on 2/1/2005 (b)	20,000,000	20,000,000
JPMorgan Chase, Inc., 2.52%, dated 1/31/2005, to be repurchased at $4,000,280 on 2/1/2005 (c)	4,000,000	4,000,000
State Street Bank and Trust Co., 2.42%, dated 1/31/2005, to be repurchased at $857,058 on 2/1/2005 (d)	857,000	857,000
Total Repurchase Agreements (Cost $24,857,000)		24,857,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $309,669,756) (a)	100.3	309,669,756
Other Assets and Liabilities, Net	(0.3)	(911,048)
Net Assets	100.0	308,758,708

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $309,669,756.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

20,017,159	Federal Home Loan Mortgage Corp.	3.50	11/15/2022	19,310,770
1,104,112	Federal National Mortgage Association	5.50	7/25/2034	1,092,266
Total Collateral Value				20,403,036

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

3,970,000	Government National Mortgage Association	5.00	4/16/2034	3,884,791
197,880	Federal National Mortgage Association	4.50	5/25/2033	198,478
Total Collateral Value				4,083,269

(d) Collateralized by $870,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $878,770.

Scudder YieldWise Government & Agency Money Fund

	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 71.2%
US Government Sponsored Agencies 58.2%
Federal Farm Credit Bank:
2.363%*, 6/13/2005	5,000,000	4,999,819
2.41%*, 1/17/2006	5,000,000	5,000,000
Federal Home Loan Bank:
1.5%, 3/8/2005	2,500,000	2,500,000
2.345%*, 9/12/2005	6,000,000	5,997,729
2.39%**, 2/10/2005	5,000,000	4,997,013
4.0%, 2/15/2005	1,050,000	1,051,055
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005	2,000,000	2,000,000
2.4%**, 3/15/2005	3,000,000	2,991,617
Federal National Mortgage Association:
1.4%, 2/25/2005	10,000,000	9,994,212
1.75%, 5/23/2005	500,000	500,000
2.33%**, 2/9/2005	3,000,000	2,998,447
2.41%**, 3/9/2005	2,000,000	1,995,200
2.51%*, 2/23/2005	5,000,000	5,000,000
2.53%**, 4/4/2005	3,000,000	2,986,773
7.13%, 2/15/2005	750,000	751,509
		53,763,374

US Government Agency Sponsored Pass-Throughs 13.0%
Federal National Mortgage Association:
2.08%**, 2/1/2005	2,000,000	2,000,000
2.34%**, 2/1/2005	2,000,000	2,000,000
2.5%**, 4/1/2005	2,000,000	1,991,707
2.59%**, 4/1/2005	3,000,000	2,987,266
2.68%**, 5/2/2005	3,000,000	2,979,900
		11,958,873
Total Agencies Not backed by the Full Faith and Credit of the US Government (Cost $65,722,247)		65,722,247

Backed by the Full Faith and Credit of the US Government 7.8%
Hainan Airlines:
Series 2001-1, 2.49%*, 12/15/2007	2,407,612	2,407,612
Series 2001-2, 2.49%*, 12/15/2007	2,407,611	2,407,611
Series 2001-3, 2.49%*, 12/15/2007	2,407,611	2,407,611
Total Backed by the Full Faith and Credit of the US Government (Cost $7,222,834)		7,222,834

Repurchase Agreements 26.9%
Bank of America, 2.28%, dated 1/12/2005, to be repurchased at $8,012,160 on 2/5/2005 (b)	8,000,000	8,000,000
Greenwich Capital Markets, 2.55%, dated 1/31/2005, to be repurchased at $9,000,638 on 2/1/2005 (c)	9,000,000	9,000,000
JPMorgan Chase, Inc., 2.52%, dated 1/31/2005, to be repurchased at $6,000,420 on 2/1/2005 (d)	6,000,000	6,000,000
State Street Bank and Trust Co., 2.42%, dated 1/31/2005, to be repurchased at $1,830,123 on 2/1/2005 (e)	1,830,000	1,830,000
Total Repurchase Agreements (Cost $24,830,000)		24,830,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $97,775,081) (a)	105.9	97,775,081
Other Assets and Liabilities, Net	(5.9)	(5,476,253)
Net Assets	100.0	92,298,828

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2005.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $97,775,081.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

861,223	Federal Mortgage Association	5.00	9/1/2019	879,280
3,786,784	Federal Home Loan Mortgage Corp.	4.00	6/1/2019	3,723,633
3,373,513	Federal National Mortgage Association	6.50	12/1/2030	3,557,088
Total Collateral Value				8,160,001

(c) Collateralized by a $9,282,537 Federal National Mortgage Association, 5.5%, maturing on 7/25/2034 with a value of $9,182,946.

(d) Collateralized by a $6,207,020 Federal National Mortgage Association, 3.5%, maturing on 5/25/2033 with a value of $6,120,547.

(e) Collateralized by a $1,865,000 Federal Farm Credit Bank, 3.5%, maturing on 11/15/2005 with a value of $1,867,266.

The accompanying notes are an integral part of the financial statements.

Scudder YieldWise Municipal Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
California 9.1%
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 1.9%*, 2/1/2037	3,175,000	3,175,000
California, School Cash Reserve Program Authority, Series A, 3.0%, 7/6/2005 (b)	1,600,000	1,609,356
California, State Economic Recovery Bond, Series C-1, 1.97%*, 7/1/2023	550,000	550,000
California, State University, 1.8%*, 2/7/2005	3,120,000	3,120,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 1.87%*, 3/15/2033	1,550,000	1,550,000
Long Beach, CA, Long Beach Harbor Department, 1.83%*, 3/14/2005	2,000,000	2,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 3.0%, 6/30/2005	700,000	703,937
		12,708,293
Colorado 3.6%
Colorado, Educational & Cultural Facilities Authority Revenue, National Jewish Federal Bond Program, Series A1, 1.89%*, 9/1/2033, Bank of America NA (c)	300,000	300,000
Colorado, State Educational Loan Program, Series L49J-D, 144A, 1.89%*, 8/9/2005	1,930,000	1,930,000
Larimer County, CO, School District No. R-1 Poudre, Series II-R-4535, 144A, 1.7%*, 12/15/2021 (b)	2,830,000	2,830,000
		5,060,000
Delaware 3.6%
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 1.9%*, 1/1/2013, SunTrust Bank (c)	5,000,000	5,000,000
Florida 0.9%
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.9%*, 11/1/2028, Bank of America NA (c)	830,000	830,000
Orange County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Smokewood/Sun, Series A, 1.85%*, 12/1/2022	400,000	400,000
		1,230,000
Georgia 3.9%
Atlanta, GA, Airport Revenue, Series C-3, 1.85%*, 1/1/2030 (b)	500,000	500,000
Georgia, Local Government Certificates of Participation, Floaters PT-1652, 1.88%*, 12/1/2022 (b)	1,405,000	1,405,000
La Grange, GA, Development Authority Revenue, LaGrange College Project, 1.89%*, 6/1/2031, SunTrust Bank (c)	1,455,000	1,455,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.9%*, 5/1/2021, Bank of America NA (c)	2,000,000	2,000,000
		5,360,000
Hawaii 2.3%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 1.89%*, 7/1/2012 (b)	3,200,000	3,200,000
Idaho 3.6%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 1.91%*, 4/1/2014, Wachovia Bank NA (c)	5,000,000	5,000,000
Illinois 8.5%
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 1.93%*, 12/1/2034, LaSalle Bank NA (c)	2,000,000	2,000,000
Illinois, Development Finance Authority, Regional Organization Bank Project, 1.95%*, 12/1/2020, Bank One NA (c)	2,400,000	2,400,000
Illinois, Educational Facilities Authority Revenue, Elmhurst College, 1.85%*, 3/1/2033, Bank One NA (c)	775,000	775,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 1.88%*, 11/15/2023 (b)	3,515,000	3,515,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC Project, AMT, 1.93%*, 3/1/2018, LaSalle National Bank (c)	1,870,000	1,870,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 144A, 1.93%*, 7/1/2020, LaSalle Bank NA (c)	1,245,000	1,245,000
		11,805,000
Indiana 1.2%
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 1.93%*, 6/1/2022, LaSalle Bank NA (c)	1,600,000	1,600,000
Kentucky 2.6%
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.95%*, 7/1/2019, Bank One Kentucky NA (c)	1,165,000	1,165,000
Pendleton, KY, General Obligation, 1.75%*, 4/8/2005, Commonwealth Bank of Australia (c)	2,500,000	2,500,000
		3,665,000
Michigan 10.0%
Detroit, MI, Water Supply, ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 1.89%*, 1/1/2011 (b)	5,650,000	5,650,000
Detroit, MI, City School District, Series PT-1844, 144A, 1.87%*, 5/1/2011 (b)	2,595,000	2,595,000
Farmington Hills, MI, Economic Development Corp., Brookfield Building Association Project, 1.89%*, 11/1/2010, Comerica Bank (c)	235,000	235,000
Grand Valley, MI, State University Revenue, Series B, 1.85%*, 6/1/2027 (b)	615,000	615,000
Michigan, General Obligation, 2.2%*, 10/5/2005	2,100,000	2,100,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.86%*, 6/1/2018, Bank of New York (c)	1,000,000	1,000,000
Michigan, Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 2.0%*, 10/1/2015, Comerica Bank (c)	1,000,000	1,000,000
Oakland County, MI, Economic Development Corp., Acme Manufacturing Co. Project, AMT, 2.0%*, 11/1/2023, JPMorgan Chase Bank (c)	665,000	665,000
		13,860,000
New Hampshire 1.4%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 1.91%*, 9/1/2012, Wachovia Bank NA (c)	2,000,000	2,000,000
New Jersey 2.8%
New Jersey, Tax Anticipation Notes, Series A, 3.0%, 6/24/2005	3,050,000	3,062,340
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 1.85%*, 3/1/2012	850,000	850,000
		3,912,340
New Mexico 1.4%
New Mexico, Tax & Revenue Anticipation Notes, Series 2004-A, 3.0%, 6/30/2005	2,000,000	2,008,914
New York 3.2%
City of Rochester, NY, 1.88%*, 2/28/2005	4,000,000	4,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Lycee Francais de NY Project, Series B, 1.88%*, 6/1/2032, JPMorgan Chase Bank (c)	100,000	100,000
Port Authority of New York and New Jersey, Special Obligation Revenue, Series PT-1755, AMT, 144A, 1.93%*, 6/1/2011 (b)	340,000	340,000
		4,440,000
North Carolina 2.2%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 1.96%*, 5/1/2010, Wachovia Bank NA (c)	3,100,000	3,100,000
Ohio 0.6%
Ohio, Higher Educational Facilities Community Revenue, Pooled Program, Series C, 1.9%*, 9/1/2025, Fifth Third Bank (c)	860,000	860,000
Pennsylvania 4.3%
Chester County, PA, Industrial Development Authority, Industrial Development Revenue, Bentley Graphic, Inc. Project, AMT, 2.06%*, 12/1/2020, First Tennessee Bank (c)	4,745,000	4,745,000
Pennsylvania, Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 1.9%*, 3/1/2027 (b)	100,000	100,000
Pennsylvania, Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 1.86%*, 8/1/2034, Citizens Bank of PA (c)	1,100,000	1,100,000
		5,945,000
Tennessee 0.6%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program, 1.92%*, 7/1/2031, Bank of America NA (c)	850,000	850,000
Texas 14.4%
Dallas, TX, Independent School District, Series 6038, 1.89%*, 8/15/2024	6,175,000	6,175,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital, 1.9%*, 12/1/2032	300,000	300,000
Houston, TX, State General Obligation, Series A, 1.75%*, 2/11/2005	1,000,000	1,000,000
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 1.88%*, 6/1/2026 (b)	1,100,000	1,100,000
North Texas, Higher Education Authority Inc., Student Loan Revenue, Series A, AMT, 1.88%*, 12/1/2038, LLoyds TSB Bank PLC (c)	4,400,000	4,400,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005	6,400,000	6,438,228
Texas, Water & Sewer Revenue, Water Development Board, State Revolving Fund, 1.9%*, 7/15/2022	540,000	540,000
		19,953,228
Utah 3.8%
Alpine, UT, General Obligation, School District, Floater-PT-436, 144A, 1.88%*, 3/15/2007	5,000,000	5,000,000
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 1.94%*, 2/1/2008	300,000	300,000
		5,300,000
Vermont 4.6%
Vermont, Student Assistance Corp., Student Loan Revenue, 1.9%*, 1/1/2008, State Street Bank & Trust Co. (c)	6,405,000	6,405,000
Virginia 3.0%
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 1.91%*, 8/1/2020, Wachovia Bank NA (c)	4,200,000	4,200,000
Washington 4.7%
King County, WA, Public Hospital District No. 002, Series RR-II-R-6036, 144A, 1.89%*, 12/1/2023 (b)	1,280,000	1,280,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Deer Run West Apartments Project, Series A, AMT, 1.92%*, 6/15/2037, Bank of America NA (c)	5,200,000	5,200,000
		6,480,000
West Virginia 0.1%
Preston County, WV, Industrial Development Revenue, Allegheny Wood Project, Inc., AMT, 2.0%*, 12/1/2007, Bank One NA (c)	100,000	100,000
Wisconsin 3.3%
Pewaukee, WI, Industrial Development Revenue, Mixer Systems, Inc. Project, AMT, 2.0%*, 9/1/2020, Bank One NA (c)	1,900,000	1,900,000
Wisconsin, Transportation Authority Revenue, 1.85%*, 3/22/2005	2,708,000	2,708,000
		4,608,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $138,650,775) (a)	99.7	138,650,775
Other Assets and Liabilities, Net	0.3	351,646
Net Assets	100.0	139,002,421

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2005.

(a) The cost for federal income tax purposes was $138,650,775.

(b) Bond is insured by one of these companies:

Insurance Coverage		As a % of Total Investment Portfolio
AMBAC	AMBAC Assurance Corp.	3.8
FGIC	Financial Guaranty Insurance Company	2.3
FSA	Financial Security Assurance	0.8
MBIA	Municipal Bond Investors Assurance	10.9

(c) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of January 31, 2005 (Unaudited)
Assets	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Investments: Investments in securities, at amortized cost	$ 284,812,756	$ 72,945,081	$ 138,650,775
Repurchase agreements, at amortized cost	24,857,000	24,830,000	—
Total investments in securities, at amortized cost	309,669,756	97,775,081	138,650,775
Cash	6,976	165	125,760
Receivable for investments sold	—	—	25,000
Interest receivable	315,543	203,686	494,041
Receivable for Fund shares sold	528,566	779,500	26,263
Other assets	21,782	27,698	26,044
Due from Advisor	—	—	23,323
Total assets	310,542,623	98,786,130	139,371,206
Liabilities
Payable for investments purchased	—	5,967,166	—
Dividends payable	95,181	27,090	28,886
Payable for Fund shares redeemed	1,455,014	422,203	284,678
Accrued management fee	126,364	17,393	—
Other accrued expenses and payables	107,356	53,450	55,221
Total liabilities	1,783,915	6,487,302	368,785
Net assets, at value	$ 308,758,708	$ 92,298,828	$ 139,002,421
Net Assets
Net assets consist of: Undistributed net investment income	17,170	21,309	14,120
Accumulated net realized gain (loss)	(4,923)	(24)	159
Paid-in capital	308,746,461	92,277,543	138,988,142
Net assets, at value	$ 308,758,708	$ 92,298,828	$ 139,002,421
Shares outstanding	308,747,182	92,276,933	138,988,688
Net asset value, offering and redemption price per share (Net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended January 31, 2005 (Unaudited)
Investment Income	Money Fund	Government & Agency Money Fund	Municipal Money Fund
Income: Interest	$ 3,060,001	$ 871,490	$ 1,276,029
Expenses: Management fee	757,139	240,358	411,323
Services to shareholders	143,626	36,051	81,785
Custodian fees	13,879	6,191	6,689
Auditing	18,666	16,608	17,206
Legal	13,792	6,762	11,314
Trustees' fees and expenses	10,856	10,930	15,550
Reports to shareholders	16,621	11,688	13,586
Registration fees	11,193	7,794	11,992
Other	8,614	3,025	5,492
Total expenses, before expense reductions	994,386	339,407	574,937
Expense reductions	(82,895)	(79,536)	(56,492)
Total expenses, after expense reductions	911,491	259,871	518,445
Net investment income	2,148,510	611,619	757,584
Net realized gain (loss) on investment transactions	105	(24)	159
Net increase (decrease) in net assets resulting from operations	$ 2,148,615	$ 611,595	$ 757,743

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Operations: Net investment income	$ 2,148,510	$ 2,918,207
Net realized gain (loss) on investment transactions	105	2,683
Net increase (decrease) in net assets resulting from operations	2,148,615	2,920,890
Distributions to shareholders from net investment income	(2,148,509)	(2,917,385)
Fund share transactions: Proceeds from shares sold	73,668,905	200,191,145
Reinvestment of distributions	2,057,698	2,828,165
Cost of shares redeemed	(120,860,637)	(353,029,678)
Net increase (decrease) in net assets from Fund share transactions	(45,134,034)	(150,010,368)
Increase (decrease) in net assets	(45,133,928)	(150,006,863)
Net assets at beginning of period	353,892,636	503,899,499
Net assets at end of period (including undistributed net investment income of $17,170 and $17,169, respectively)	$ 308,758,708	$ 353,892,636
Other Information
Shares outstanding at beginning of period	353,881,216	503,891,682
Shares sold	73,668,905	200,191,137
Shares issued to shareholders in reinvestment of distributions	2,057,698	2,828,165
Shares redeemed	(120,860,637)	(353,029,768)
Net increase (decrease) in Fund shares	(45,134,034)	(150,010,466)
Shares outstanding at end of period	308,747,182	353,881,216

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Government & Agency Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Operations: Net investment income	$ 611,619	$ 877,230
Net realized gain (loss) on investment transactions	(24)	6,370
Net increase (decrease) in net assets resulting from operations	611,595	883,600
Distributions to shareholders from net investment income	(611,945)	(869,161)
Fund share transactions: Proceeds from shares sold	73,433,848	124,641,345
Reinvestment of distributions	590,410	847,236
Cost of shares redeemed	(82,827,700)	(197,463,278)
Net increase (decrease) in net assets from Fund share transactions	(8,803,442)	(71,974,697)
Increase (decrease) in net assets	(8,803,792)	(71,960,258)
Net assets at beginning of period	101,102,620	173,062,878
Net assets at end of period (including undistributed net investment income of $21,309 and $21,635, respectively)	$ 92,298,828	$ 101,102,620
Other Information
Shares outstanding at beginning of period	101,080,375	173,054,992
Shares sold	73,433,848	124,641,345
Shares issued to shareholders in reinvestment of distributions	590,410	847,236
Shares redeemed	(82,827,700)	(197,463,198)
Net increase (decrease) in Fund shares	(8,803,442)	(71,974,617)
Shares outstanding at end of period	92,276,933	101,080,375

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — Municipal Money Fund
Increase (Decrease) in Net Assets	Six Months Ended January 31, 2005 (Unaudited)	Year Ended July 31, 2004
Operations: Net investment income	$ 757,584	$ 1,372,987
Net realized gain (loss) on investment transactions	159	14,332
Net increase (decrease) in net assets resulting from operations	757,743	1,387,319
Distributions to shareholders from net investment income	(757,584)	(1,371,634)
Fund share transactions: Proceeds from shares sold	26,852,387	101,201,638
Reinvestment of distributions	735,426	1,360,814
Cost of shares redeemed	(72,680,120)	(223,009,510)
Net increase (decrease) in net assets from Fund share transactions	(45,092,307)	(120,447,058)
Increase (decrease) in net assets	(45,092,148)	(120,431,373)
Net assets at beginning of period	184,094,569	304,525,942
Net assets at end of period (including undistributed net investment income of $14,120 and $14,120, respectively)	$ 139,002,421	$ 184,094,569
Other Information
Shares outstanding at beginning of period	184,080,995	304,527,549
Shares sold	26,852,387	101,203,272
Shares issued to shareholders in reinvestment of distributions	735,426	1,360,814
Shares redeemed	(72,680,120)	(223,010,640)
Net increase (decrease) in Fund shares	(45,092,307)	(120,446,554)
Shares outstanding at end of period	138,988,688	184,080,995

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Scudder YieldWise Money Fund
Years Ended July 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.007	.007	.012	.02	.06	.06
Less distributions from net investment income	(.007)	(.007)	(.012)	(.02)	(.06)	(.06)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.66**	.68	1.21	2.11	5.64[c]	5.88
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	309	354	504	701	978	930
Ratio of expenses before expense reductions (%)	.60*	.56	.51	.47	.44[d]	.47
Ratio of expenses after expense reductions (%)	.55*	.49	.38	.36	.34[d]	.34
Ratio of net investment income (%)	1.30*	.68	1.23	2.15	5.49	5.72

a For the six months ended January 31, 2005 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c Total return for the year ended July 31, 2001 includes the effect of a voluntary capital contribution from the Advisor. Without this contribution the total return would have been lower.

d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .44% and .34%, respectively.

* Annualized

** Not annualized

Scudder YieldWise Government & Agency Money Fund
Years Ended July 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.006	.006	.012	.02	.06	.06
Less distributions from net investment income	(.006)	(.006)	(.012)	(.02)	(.06)	(.06)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.64**	.64	1.16	2.09	5.67	5.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	92	101	173	248	388	385
Ratio of expenses before expense reductions (%)	.71*	.63	.65	.58	.54[c]	.63
Ratio of expenses after expense reductions (%)	.54*	.47	.37	.31	.21[c]	.10
Ratio of net investment income (%)	1.27*	.65	1.18	2.16	5.55	5.87

a For the six months ended January 31, 2005 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .53% and .21%, respectively.

* Annualized

** Not annualized

Scudder YieldWise Municipal Money Fund
Years Ended July 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.005	.005	.010	.02	.04	.04
Less distributions from net investment income	(.005)	(.005)	(.010)	(.02)	(.04)	(.04)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[b]	.47**	.54	1.03	1.63	3.86	3.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	139	184	305	352	441	257
Ratio of expenses before expense reductions (%)	.70*	.62	.55	.54	.55[c]	.69
Ratio of expenses after expense reductions (%)	.63*	.50	.30	.16	.00[c]	.00
Ratio of net investment income (%)	.92*	.55	1.03	1.64	3.76	3.98

a For the six months ended January 31, 2005 (Unaudited).

b Total returns would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .55% and .00%, respectively.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder YieldWise Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers three investment funds (the "Funds"). Each Fund takes its own approach to money market investing. Scudder YieldWise Money Fund emphasizes yield through a more diverse universe of investments, while Scudder YieldWise Government & Agency Money Fund, emphasizes government securities. Scudder YieldWise Municipal Money Fund invests for federally tax-free income.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

At July 31, 2004, the Scudder YieldWise Money Fund had a net tax basis capital loss carryforwards of approximately $5,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until July 31, 2010, the expiration date, whichever occurs first.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, each Fund may enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Management Agreements with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreements. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.50% of the first $215,000,000 of each Fund's average daily net assets, 0.375% of the next $335,000,000 of such net assets, 0.30% of the next $250,000,000 of such net assets and 0.25% of such net assets in excess of $800,000,000, computed and accrued daily and payable monthly.

Effective December 1, 2003, the Advisor has agreed to voluntarily waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund as follows: for Scudder YieldWise Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.55%; for Scudder YieldWise Government & Agency Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.54%; for Scudder YieldWise Municipal Money Fund, to the extent necessary to maintain the Fund's total operating expenses at no more than 0.63%. The waiver may be changed or terminated at any time without notice.

Accordingly, for the six months ended January 31, 2005, the Funds incurred the following management fees:

Fund	Total Aggregated ($)	Waived ($)	Annualized Effective Rate (%)
Scudder YieldWise Money Fund	757,139	—	.46
Scudder YieldWise Government & Agency Money Fund	240,358	55,134.39
Scudder YieldWise Municipal Money Fund	411,323	714.50

The Funds paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has agreed to reimburse the Fund in 2005 for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Fund. The amounts for 2002 and 2003 were as follows:

Fund	Amount ($)
	2002	2003
Scudder YieldWise Money Fund	248	162
Scudder YieldWise Government & Agency Money Fund	81	50
Scudder YieldWise Municipal Money Fund	121	154

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the Shareholder Servicing Fee it receives from the Funds. For the six months ended January 31, 2005, the amounts charged to the Funds by SISC were as follows:

Fund	Total Aggregated ($)	Waived ($)	Unpaid at January 31, 2005 ($)
Scudder YieldWise Money Fund	109,106	80,995	16,979
Scudder YieldWise Government & Agency Money Fund	23,624	23,624	—
Scudder YieldWise Municipal Money Fund	54,685	54,685	—

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

C. Expense Reductions

For the six months ended January 31, 2005, the Advisor agreed to reimburse each Fund which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider in the following amounts:

Fund	Amount ($)
Scudder YieldWise Money Fund	1,775
Scudder YieldWise Government & Agency Money Fund	700
Scudder YieldWise Municipal Money Fund	1,050

Each Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. During the six months ended January 31, 2005, no transfer agent credits were earned by the Funds. During the six months ended January 31, 2005, the Funds' custodian fees were reduced as follows:

Fund	Custodian Credits ($)
Scudder YieldWise Money Fund	125
Scudder YieldWise Government & Agency Money Fund	78
Scudder YieldWise Municipal Money Fund	43

D. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

F. Fund Merger

The Board of the Scudder YieldWise Funds approved, in principle, the following mergers into the Acquiring Scudder Funds.

Acquired Funds	Acquiring Funds
Scudder YieldWise Money Fund	Scudder Money Market Fund
Scudder YieldWise Government & Agency Money Fund	Scudder Government & Agency Money Fund
Scudder YieldWise Municipal Money Fund	Scudder Tax-Exempt Money Market Fund

Completion of each merger is subject to a number of conditions, including final approval by each participating Fund's Board and approval by shareholders of the Acquired Funds at a shareholder meeting expected to be held within approximately the next five months.

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Scudder YieldWise Money Fund	Scudder YieldWise Government & Agency Money Fund	Scudder YieldWise Municipal Money Fund
Nasdaq Symbol	SYWXX	SYGXX	SYUXX
CUSIP Number	81124A-108	81124A-207	81124A-306
Fund Number	80	58	67
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 29, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Government Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 29, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 29, 2005

By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 29, 2005